Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary insurance information [line items]
Investment income	[1]	€ 6,176	€ 6,217	€ 5,995
Insurance liability - CSM		8,604	9,192
Insurance liability - BEL		185,470	198,050
Insurance liability - RA		3,231	3,408
Insurance liability - PAA contracts		44	41
Insurance revenue		197,349	210,691
Insurance revenue		9,097	9,841	10,386
Insurance service expenses		9,423	9,790	10,226
Other operating expenses		2,928	2,961	2,961
Americas [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	3,474	3,480	3,461
Insurance liability - CSM		6,943	7,298
Insurance liability - BEL		120,686	132,762
Insurance liability - RA		2,818	2,937
Insurance liability - PAA contracts		0	0
Insurance revenue		130,447	142,996
Insurance revenue		8,477	9,102	9,468
Insurance service expenses		9,198	9,298	9,578
Other operating expenses		1,919	2,044	2,148
United Kingdom [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	2,590	2,589	2,362
Insurance liability - CSM		1,557	1,698
Insurance liability - BEL		64,087	64,597
Insurance liability - RA		330	376
Insurance liability - PAA contracts		0	0
Insurance revenue		65,974	66,671
Insurance revenue		422	543	663
Insurance service expenses		183	302	406
Other operating expenses		445	434	353
International [Member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	57	68	86
Insurance liability - CSM		126	237
Insurance liability - BEL		4,926	5,803
Insurance liability - RA		124	162
Insurance liability - PAA contracts		44	41
Insurance revenue		5,220	6,243
Insurance revenue		237	240	305
Insurance service expenses		294	257	275
Other operating expenses		103	91	93
Asset management [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	16	15	2
Insurance liability - CSM		0	0
Insurance liability - BEL		0	0
Insurance liability - RA		0	0
Insurance liability - PAA contracts		0	0
Insurance revenue		0	0
Insurance revenue		0
Insurance service expenses		0
Other operating expenses		411	459	440
Holding and other activities [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	46	76	90
Insurance liability - CSM		0	0
Insurance liability - BEL		0	0
Insurance liability - RA		0	0
Insurance liability - PAA contracts		0	0
Insurance revenue		0	0
Insurance revenue		0
Insurance service expenses		0
Other operating expenses		197	85	85
Elimination [member]
Disclosure of supplementary insurance information [line items]
Investment income	[1]	(7)	(11)	(6)
Insurance liability - CSM		(23)	(40)
Insurance liability - BEL		(4,229)	(5,112)
Insurance liability - RA		(41)	(67)
Insurance liability - PAA contracts		0	0
Insurance revenue		(4,292)	(5,219)
Insurance revenue		(39)	(45)	(51)
Insurance service expenses		(253)	(68)	(33)
Other operating expenses		€ (147)	€ (153)	€ (158)

[1]	Sum of Interest revenue on financial instruments calculated using the effective interest method, Interest revenue on financial instruments measured at FVPL and Other investment income